2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 40 .8%
Communication Services — 4.2%
Alphabet Inc ....................... 16,031 3,904,350
Comcast Corp ...................... 2,707 85,054
Electronic Arts Inc ................... 1,270 256,159
Meta Platforms Inc ................... 4,139 3,039,599
Verizon Communications Inc ............ 4,218 185,381
Walt Disney Co/The .................. 5,190 594,255
8,064,798
Consumer Discretionary — 2.4%
Amazon.com Inc
(1)
................... 5,594 1,228,275
Best Buy Co Inc ..................... 1,873 141,636
BorgWarner Inc ..................... 983 43,213
Bright Horizons Family Solutions Inc
(1)
...... 1,011 109,764
Brinker International Inc
(1)
.............. 1,144 144,922
Grand Canyon Education Inc
(1)
........... 124 27,221
J Jill Inc .......................... 643 11,028
Lear Corp ......................... 881 88,637
Lowe's Cos Inc ..................... 919 230,954
O'Reilly Automotive Inc
(1)
............... 4,803 517,811
Ralph Lauren Corp ................... 178 55,814
Tapestry Inc ....................... 2,142 242,517
Tesla Inc
(1)
......................... 742 329,982
Texas Roadhouse Inc ................. 2,576 428,002
TJX Cos Inc/The ..................... 2,064 298,331
Winnebago Industries Inc .............. 248 8,293
Yum! Brands Inc ..................... 4,126 627,152
4,533,552
Consumer Staples — 1.2%
Cal-Maine Foods Inc .................. 618 58,154
Coca-Cola Consolidated Inc ............. 1,331 155,940
Costco Wholesale Corp ................ 1,875 1,735,556
Kroger Co/The ...................... 2,187 147,426
Sprouts Farmers Market Inc
(1)
............ 1,195 130,016
2,227,092
Energy — 0.5%
Civitas Resources Inc ................. 2,489 80,892
Devon Energy Corp ................... 6,548 229,573
Exxon Mobil Corp .................... 2,287 257,859
Kodiak Gas Services Inc ............... 4,674 172,798
Ovintiv Inc ......................... 898 36,261
PrimeEnergy Resources Corp
(1)
........... 117 19,543
SM Energy Co ...................... 1,832 45,745
Teekay Corp Ltd ..................... 502 4,106
Weatherford International PLC ........... 148 10,128
Williams Cos Inc/The ................. 635 40,227
897,132
Financials — 7.3%
Ally Financial Inc .................... 2,527 99,058
American International Group Inc ......... 3,137 246,380
Bank of New York Mellon Corp/The ........ 14,217 1,549,084
Berkshire Hathaway Inc
(1)
.............. 10,706 5,382,335
BOK Financial Corp ................... 795 88,595
Capital One Financial Corp .............. 5,750 1,222,335
Customers Bancorp Inc
(1)
............... 5,145 336,329
Dave Inc
(1)
......................... 283 56,416
FirstCash Holdings Inc ................. 706 111,845
Mastercard Inc ..................... 2,767 1,573,897
Morningstar Inc ..................... 2,724 631,995
Northern Trust Corp .................. 2,014 271,084
Popular Inc ........................ 5,018 637,336
PROG Holdings Inc ................... 150 4,854
State Street Corp .................... 11,181 1,297,108
Stewart Information Services Corp ........ 66 4,839
Synchrony Financial .................. 4,620 328,251
Westamerica BanCorp ................. 117 5,849
13,847,590
Health Care — 2.6%
AbbVie Inc ........................ 2,472 572,367
Amgen Inc ........................ 3,711 1,047,244
Cardinal Health Inc ................... 1,586 248,939
Centene Corp
(1)
..................... 3,940 140,579
Elevance Health Inc .................. 778 251,388
Eli Lilly & Co ....................... 844 643,972
Encompass Health Corp ............... 1,315 167,031
Ensign Group Inc/The ................. 1,155 199,549
Gilead Sciences Inc .................. 7,968 884,448
Molina Healthcare Inc
(1)
................ 811 155,193
Regeneron Pharmaceuticals Inc .......... 208 116,952
UnitedHealth Group Inc ................ 1,414 488,254
Universal Health Services Inc ............ 419 85,660
5,001,576
Industrials — 6.0%
Alaska Air Group Inc
(1)
................. 394 19,613
Albany International Corp ............... 2,240 119,392
Allegion plc ........................ 1,944 344,768
AMETEK Inc ....................... 6,736 1,266,368
Argan Inc ......................... 440 118,822
Atkore Inc ......................... 571 35,825
Boise Cascade Co ................... 3,299 255,079
BWX Technologies Inc ................. 21 3,872
Carpenter Technology Corp ............. 345 84,711
Comfort Systems USA Inc .............. 177 146,057
Delta Air Lines Inc ................... 4,766 270,470

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Dycom Industries Inc
(1)
................ 399 116,412
Eaton Corp PLC ..................... 2,596 971,553
EnerSys .......................... 671 75,796
FedEx Corp ........................ 319 75,223
Generac Holdings Inc
(1)
................ 167 27,956
General Dynamics Corp ................ 3,920 1,336,720
Hubbell Inc ........................ 1,686 725,503
Huntington Ingalls Industries Inc .......... 109 31,382
Johnson Controls International plc ......... 1,850 203,408
Lockheed Martin Corp ................. 1,504 750,812
NEXTracker Inc
(1)
.................... 520 38,475
Northrop Grumman Corp ............... 1,334 812,833
PACCAR Inc ........................ 75 7,374
Power Solutions International Inc
(1)
........ 199 19,546
Primoris Services Corp ................ 1,428 196,107
Rockwell Automation Inc ............... 463 161,832
Sensata Technologies Holding PLC ........ 1,662 50,774
SkyWest Inc
(1)
...................... 411 41,355
Southwest Airlines Co ................. 753 24,028
Trane Technologies PLC ................ 1,272 536,733
Union Pacific Corp ................... 7,580 1,791,685
United Airlines Holdings Inc
(1)
............ 6,464 623,776
Valmont Industries Inc ................. 98 37,998
11,322,258
Information Technology — 14.3%
Apple Inc ......................... 20,575 5,239,012
Applied Materials Inc ................. 1,294 264,933
Avnet Inc ......................... 171 8,940
Broadcom Inc ...................... 5,049 1,665,716
Cisco Systems Inc ................... 5,421 370,905
Consensus Cloud Solutions Inc
(1)
.......... 1,761 51,721
Corning Inc ........................ 1,979 162,337
Dolby Laboratories Inc ................ 1,205 87,206
Dropbox Inc
(1)
...................... 3,490 105,433
Micron Technology Inc ................ 3,882 649,536
Microsoft Corp ...................... 14,205 7,357,480
Monolithic Power Systems Inc ........... 689 634,321
NetApp Inc ........................ 244 28,904
NVIDIA Corp ....................... 31,736 5,921,303
Oracle Corp ........................ 3,739 1,051,556
Photronics Inc
(1)
..................... 15,667 359,558
Pure Storage Inc
(1)
................... 615 51,543
QUALCOMM Inc ..................... 5,600 931,616
Ralliant Corp ....................... 823 35,990
Roper Technologies Inc ................ 1,404 700,161
SentinelOne Inc
(1)
.................... 556 9,791
Skyworks Solutions Inc ................ 2,372 182,596
Texas Instruments Inc ................. 5,542 1,018,232
TTM Technologies Inc
(1)
................ 252 14,515
Ubiquiti Inc ........................ 181 119,565
27,022,870
Materials — 0.9%
Anglogold Ashanti Plc ................. 380 26,725
Crown Holdings Inc .................. 2,777 268,231
Freeport-McMoRan Inc ................ 3,028 118,758
Newmont Corp ..................... 4,432 373,662
Nucor Corp ........................ 1,580 213,979
Packaging Corp of America ............. 826 180,010
Royal Gold Inc ...................... 1,523 305,483
Steel Dynamics Inc ................... 1,115 155,465
United States Lime & Minerals Inc ......... 18 2,368
1,644,681
Real Estate — 0.9%
Simon Property Group Inc .............. 6,167 1,157,361
Sun Communities Inc ................. 3,746 483,234
1,640,595
Utilities — 0.5%
Black Hills Corp ..................... 3,228 198,812
Consolidated Edison Inc ............... 1,542 155,002
National Fuel Gas Co .................. 3,570 329,761
Xcel Energy Inc ..................... 3,351 270,258
953,833
Total Common Stocks (United States)
(Cost $ 58,031,454 ) ................. 77,155,977
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 3 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 46 .9%
U.S. Fixed Income — 42.0%
Baird Core Plus Bond Fund - Class I ....... 1,892,612 19,531,752
Dodge & Cox Income Fund - Class I ........ 650,132 8,334,688
Fidelity Advisor Capital & Income Fund - Class Z 799,138 9,389,872
Fidelity Total Bond Fund - Class Z ......... 2,063,915 19,978,702
Frost Total Return Bond Fund - Class I ...... 565,859 5,534,099
iShares 20+ Year Treasury Bond ETF
(3)
...... 103,934 9,288,582
iShares 7-10 Year Treasury Bond ETF
(3)
..... 77,826 7,507,096
79,564,791
International Fixed Income — 4.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 96,803 9,214,678
9,214,678
Total Registered Investment Companies
(Cost $ 84,780,349 ) ................. 88,779,469

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Money Market Registered Investment Companies — 11 .6%
Meeder Government Money Market Fund ,
3.99%
(4)
........................ 21,942,262 21,942,262
Total Money Market Registered Investment
Companies
(Cost $ 21,942,262 ) ................. 21,942,262
Total Investments — 99 .3%
(Cost $ 164,754,065 ) ................ 187,877,708
Other Assets less Liabilities — 0 .7% ....... 1,243,839
Total Net Assets — 100 .0% ............. 189,121,547
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 894 11,422
Meeder Conservative Allocation Fund - Retail
Class .......................... 266 6,233
Meeder Dynamic Allocation Fund - Retail Class 2,162 30,543
Meeder Muirfield Fund - Retail Class ....... 3,134 29,369
Total Trustee Deferred Compensation
(Cost $ 71,188 ) .................... 77,567
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ........ 110 12/19/25 15,319,150 (7,847)
Mini MSCI Emg Mkt
Futures - Dec 2025 .. 57 12/19/25 3,875,145 23,835
Russell 2000 Futures Mini
December 2025 .... 24 12/19/25 2,946,600 36,582
S&P 500 Mini Futures
December 2025 .... (16) 12/19/25 (5,391,000) (40,921)
S&P Mid Cap Futures
EMini December 2025 1 12/19/25 328,620 (2,094)
Total Futures Contracts . 176 17,078,515 9,555
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(5) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.